Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Of Stockholders' Equity [Abstract]
Issuance of common stock, preferred stock, issuance cost	$ 1,131,046	$ 186,552
Reclassification of preferred stock purchase right asset		933,888
Issuance cost of preferred stock		$ 16,890